Risk Management - Schedule of Group had no Amounts Exposed to Foreign Currency (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Type
Trade payables	R$ 3
+10% [Member]
Type
Trade payables
-10% [Member]
Type
Trade payables